Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 106
Combined net operating and capital loss carryforwards (tax effected) for state income tax purposes	851
Combined net operating and capital loss carryforwards (tax effected) for foreign income tax purposes	$ 1,676
Expiration year of operating and capital loss carryforwards	Dec. 31, 2031
Year through which state tax credit carryforwards expire	Dec. 31, 2035
Net deposits to various taxing jurisdictions	$ 3,027	$ 2,258
Accrued interest and penalties included in unrecognized tax benefits balance at year end	1,138	973
Net interest and penalty expense (benefit) included in income tax expense	$ 83	$ (64)	$ 35
Field examinations of tax returns - most recent year completed by IRS	2010
All audit periods prior to this year are closed for federal examination purposes	2003
Federal [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 134
State [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 1,262
Period Start [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2003
Period End [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2010